DEBT AGREEMENTS	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
DEBT AGREEMENTS

NOTE 10 – DEBT AGREEMENTS

Secured Debenture

DPTI issued a convertible Debenture to the University in exchange for the Patents assigned to the Company, in the amount of Canadian $1,500,000, or US $1,491,923 on December 16, 2010, the date of the Debenture. On April 24, 2017 DPTI issued a replacement secured term Debenture in the same C$1,500,000 amount as the original Debenture. The interest rate is the Bank of Canada Prime overnight rate plus 1% per annum. The Debenture had an initial required payment of Canadian $42,000 (US$33,385) due on April 24, 2018 for reimbursement to the University of its research and development costs, and this has been paid. Interest-only maintenance payments are due annually starting after April 24, 2018. Payment of the principal begins on the earlier of (a) three years following two consecutive quarters of positive earnings before interest, taxes, depreciation and amortization, (b) six years from April 24, 2017, or (c) in the event DPTI fails to raise defined capital amounts or secure defined contract amounts by April 24 in the years 2018, 2019, and 2020. The Company has raised funds in excess of the amount required by April 24, 2018. The principal repayment amounts will be due quarterly over a six-year period in the amount of Canadian Dollars $62,500. Based on the exchange rate between the Canadian Dollar and the U.S. Dollar on September 30, 2021, the quarterly principal repayment amounts will be US$49,750. The Debenture is secured by the Patents assigned by the University to DPTI by an Assignment Agreement on December 16, 2010. DPTI has pledged the Patents, and granted a lien on them pursuant to an Escrow Agreement dated April 24, 2017, between DPTI and the University.

The Debenture was initially recorded at the $1,491,923 equivalent US Dollar amount of Canadian $1,500,000 as of December 16, 2010, the date of the original Debenture. The liability is being adjusted quarterly based on the current exchange value of the Canadian dollar to the US dollar at the end of each quarter. The adjustment is recorded as unrealized gain or loss in the change of the value of the two currencies during the quarter. The amounts recorded as an unrealized loss for the three months ended September 30, 2021 and 2020, were $16,155 and $39,047 respectively. These amounts are included in Accumulated Other Comprehensive Loss in the Equity section of the consolidated balance sheet, and as Unrealized Loss on Foreign Exchange on the consolidated statement of comprehensive loss. The Debenture also includes a provision requiring DPTI to pay the University a two percent (2%) royalty on sales of any and all products or services which incorporate the Patents for a period of five years from April 24, 2018.

For the three months ended September 30, 2021, and 2020, the Company recorded interest expense of $13,168 and $12,255, respectively.

As of September 30, 2021 the debenture liability totaled $1,184,516, all of which was long term.

Future minimum required payments over the next 5 years and thereafter are as follows:

Period ending September 30,
2022	$–
2023	–
2024	–
2025	–
2026 and after	1,184,516
Total	$1,184,516

Convertible Debt Securities

The Company uses the Black-Scholes Model to calculate the derivative value of its convertible debt. The valuation result generated by this pricing model is necessarily driven by the value of the underlying common stock incorporated into the model. The values of the common stock used were based on the price at the date of issue of the debt security as of September 30, 2021. Management determined the expected volatility of 359.78%, a risk-free rate of interest of 0.09%, and contractual lives of the debt varying from six months to two years. The table below details the Company's nine outstanding convertible notes, with totals for the face amount, amortization of discount, initial loss, change in the fair market value, and the derivative liability.

	Face	Debt	Initial	Change	Derivative Balance
	Amount	Discount	Loss	in FMV	9/30/2021
	$90,228	$–	$58,959	$30,042	$108,530
	162,150	–	74,429	42,819	195,041
	72,488	–	11,381	(25,482)	87,192
	53,397	–	5,651	13,592	94,615
	53,864	–	28,566	(69,333)	–
	18,613	–	16,558	(13,512)	–
	40,000	–	10,605	(51,397)	–
	42,350	–	7,350	54,120	–
	94,200	–	19,200	(105,683)	–
	76,200	–	16,200	(86,548)	–
	64,200	–	14,200	(74,788)	–
	825,000	733,387	203,500	–	–
Subtotal	1,584,574	733,387	466,599	(517,087)	479,088
Transaction expense	–	–	–	–	–
	$1,584,574	$733,387	$466,599	$(517,087)	$479,088

On July 14, 2021, the Company entered a Securities Purchase Agreement (the “GS SPA”) with GS Capital Partners, LLC (the “Lender”), pursuant to which the Company issued to the Lender a 6% Redeemable Note in the principal amount of $2,000,000 (the “Note”). The purchase price of the Note is $1,980,000. The Note matures on July 14, 2022 upon which time all accrued and unpaid interest will be due and payable. Interest accrues on the Note at 6% per annum until the Note becomes due and payable. The Note is subject to various “Events of Default,” which are disclosed in the Note. Upon the occurrence of an “Event of Default,” the interest rate on the Note will be 18%. The Note is not convertible into shares of the Company’s Common Stock and is not dilutive to existing or future shareholders and the Company plans on using a portion of the proceeds of the Note to retire existing convertible debt.

As of September 30, 2021 and 2020 respectively, there was 1,584,574 and $1,072,663 of convertible debt outstanding, net of debt discount of $965,921, and $1,313, As of September 30, 2021 and 2020 respectively, there was derivative liability of $893,381 and $1,232,344 related to convertible debt securities.